ACCOUNTS RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	June 30, 2024	December 31, 2023
Trade receivables	$206,989	$119,094
Income tax advances	20,844	52,003
Interest receivable	108,477	17,494
Due from shareholders	842	843
	$337,152	$189,434